Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 33,374,960	$ 31,204,863
Trade accounts receivable, net	1,425,171	1,370,886
Other receivables	2,310,111	2,324,131
Inventories	1,812,636	2,606,535
Due from related companies	4,948,443	208,704
Restricted cash	926,011	870,111
Trading securities		27,473
Prepaid expenses	273,080	264,884
Total current assets	45,070,412	38,877,587
Fixed assets
Vessels, net	206,934,746	237,063,878
Long-term assets
Restricted cash	9,000,000	5,050,000
Deferred charges, net	318,578	697,951
Investment in joint venture	16,989,061	14,458,752
Total long-term assets	233,242,385	257,270,581
Total assets	278,312,797	296,148,168
Current liabilities
Long-term debt, current portion	15,937,000	13,332,000
Trade accounts payable	2,438,716	1,886,766
Accrued expenses	1,143,626	1,659,594
Accrued dividends	36,424	47,525
Deferred revenues	1,093,317	2,268,038
Derivatives	1,718,438	1,907,088
Total current liabilities	22,367,521	21,101,011
Long-term liabilities
Long-term debt, net of current portion	45,644,000	61,581,000
Derivatives	675,130	1,544,409
Total long-term liabilities	46,319,130	63,125,409
Total liabilities	68,686,651	84,226,420
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 31,167,211 and 45,319,605 issued and outstanding)	1,359,588	935,017
Preferred shares (par value $0.01, 20,000,000 shares authorized, no shares issued and outstanding)
Additional paid-in capital	251,758,459	236,843,470
Accumulated deficit	(43,491,901)	(25,856,739)
Total shareholders’ equity	209,626,146	211,921,748
Total liabilities and shareholders’ equity	$ 278,312,797	$ 296,148,168